Vanguard® Wellington U.S. Growth Active ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Communication Services (10.7%)
	Alphabet Inc. Class A	4,207	1,317
	Meta Platforms Inc. Class A	345	227
*	Netflix Inc.	2,205	207
			1,751
Consumer Discretionary (14.7%)
*	Amazon.com Inc.	5,057	1,167
*	Tesla Inc.	782	352
*	MercadoLibre Inc.	166	334
*	Airbnb Inc. Class A	1,830	249
*	Flutter Entertainment plc	615	132
*	Champion Homes Inc.	1,452	123
*	Shake Shack Inc. Class A	804	65
			2,422
Financials (4.8%)
	Mastercard Inc. Class A	1,117	638
	HA Sustainable Infrastructure Capital Inc.	4,888	153
			791
Health Care (7.6%)
	Eli Lilly & Co.	504	542
*	Revolution Medicines Inc.	2,663	212
*	Argenx SE ADR	221	186
*	Natera Inc.	688	157
*	Vertex Pharmaceuticals Inc.	318	144
			1,241
Industrials (3.9%)
*	Axon Enterprise Inc.	472	268
*	Nextpower Inc. Class A	1,965	171
*	Clean Harbors Inc.	480	113
*	Bloom Energy Corp. Class A	979	85
			637
Information Technology (50.0%)
	NVIDIA Corp.	12,473	2,326
	Microsoft Corp.	3,788	1,832
	Apple Inc.	4,666	1,269
	Broadcom Inc.	2,234	773
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,164	354
*	Coherent Corp.	1,518	280
	ASML Holding NV GDR (Registered)	260	278
*	Shopify Inc. Class A (XTSE)	1,344	216
*	Samsara Inc. Class A	5,914	210
*	First Solar Inc.	696	182
*	Wix.com Ltd.	1,668	173
*	Unity Software Inc.	3,705	164
*	HubSpot Inc.	372	149
			8,206
Other (4.7%)
	iShares Russell 1000 Growth ETF	1,628	771
Real Estate (1.8%)
	Welltower Inc.	1,609	299
Total Common Stocks (Cost $15,857)			16,118

		Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 3.780% (Cost $297)	2,966	296
Total Investments (100.0%) (Cost $16,154)			16,414
Other Assets and Liabilities—Net (0.0%)			(2)
Net Assets (100%)			16,412
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.